UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York            February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $27,159
                                        (thousands)


List of Other Included Managers:

NONE



                                                    FORM 13F INFORMATION TABLE
                                               Jasinkiewicz Capital Management, LLC
                                                         December 31, 2012


COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                               TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------                 ---------     ------      --------  --------  --- ----  ----------  --------  -----    -------  ----
ARCH COAL INC                  COM           039380100        979     133,808 SH         Sole               133,808
BAKER HUGHES INC               COM           057224107        483      11,824 SH         Sole                11,824
CABOT OIL & GAS CORP           COM           127097103      1,405      28,253 SH         Sole                28,253
CENTERPOINT ENERGY INC         COM           15189T107        508      26,390 SH         Sole                26,390
CHEVRON CORP NEW               COM           166764100      1,095      10,127 SH         Sole                10,127
CMS ENERGY CORP                COM           125896100        257      10,525 SH         Sole                10,525
CONCHO RES INC                 COM           20605P101        587       7,290 SH         Sole                 7,290
CONSOL ENERGY INC              COM           20854P109        234       7,280 SH         Sole                 7,280
CONTINENTAL RESOURCES INC      COM           212015101        660       8,985 SH         Sole                 8,985
DOMINION RES INC VA NEW        COM           25746U109        638      12,315 SH         Sole                12,315
EOG RES INC                    COM           26875P101      1,320      10,931 SH         Sole                10,931
EQT CORP                       COM           26884L109      1,380      23,391 SH         Sole                23,391
EXCO RESOURCES INC             COM           269279402         70      10,399 SH         Sole                10,399
FLOTEK INDS INC DEL            COM           343389102      3,037     248,897 SH         Sole               248,897
FMC TECHNOLOGIES INC           COM           30249U101        359       8,385 SH         Sole                 8,385
FREEPORT-MCMORAN COPPER & GO   COM           35671D857        480      14,040 SH         Sole                14,040
GOLAR LNG LTD BERMUDA          SHS           G9456A100        619      16,842 SH         Sole                16,842
KODIAK OIL & GAS CORP          COM           50015Q100        566      63,906 SH         Sole                63,906
LYONDELLBASELL INDUSTRIES N    SHS - A -     N53745100        337       5,895 SH         Sole                 5,895
MARATHON OIL CORP              COM           565849106      1,412      46,069 SH         Sole                46,069
MCMORAN EXPLORATION CO         COM           582411104         63       3,900     PUT    Sole                 3,900
MCMORAN EXPLORATION CO         COM           582411104        595      37,100     PUT    Sole                37,100
NOBLE CORPORATION BAAR         NAMEN -AKT    H5833N103        233       6,683 SH         Sole                 6,683
NRG ENERGY INC                 COM NEW       629377508        910      39,600 SH         Sole                39,600
OASIS PETE INC NEW             COM           674215108        833      26,186 SH         Sole                26,186
OCEANEERING INTL INC           COM           675232102        462       8,580 SH         Sole                 8,580
PHILLIPS 66                    COM           718546104        507       9,555 SH         Sole                 9,555
PIONEER NAT RES CO             COM           723787107        208       1,950 SH         Sole                 1,950
PPL CORP                       COM           69351T106        219       7,662 SH         Sole                 7,662
SCHLUMBERGER LTD               COM           806857108      1,772      25,570 SH         Sole                25,570
SOUTHWESTERN ENERGY CO         COM           845467109      1,134      33,932 SH         Sole                33,932
SPDR S&P 500 ETF TR            TR UNIT       78462F103      1,111       7,800     PUT    Sole                 7,800
TRANSATLANTIC PETROLEUM LTD    SHS           G89982105         23      28,290 SH         Sole                28,290
UNITED STATES OIL FUND LP      UNITS         91232N108        658      19,713 SH         Sole                19,713
VALERO ENERGY CORP NEW         COM           91913Y100        701      20,553 SH         Sole                20,553
WESTLAKE CHEM CORP             COM           960413102        721       9,092 SH         Sole                 9,092
XCEL ENERGY INC                COM           98389B100        582      21,791 SH         Sole                21,791


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